ORGANIZATION AND NATURE OF THE BUSINESS (Details)	6 Months Ended
Jun. 30, 2025
Series 1, Class A Preferred Equity Units
Disclosure of subsidiaries [line items]
Cumulative dividend rate	6.50%
Series 2, Class A Preferred Equity Units
Disclosure of subsidiaries [line items]
Cumulative dividend rate	6.375%
Preferred Units, Series 3
Disclosure of subsidiaries [line items]
Cumulative dividend rate	5.75%
Brookfield Property Partners L.P.
Disclosure of subsidiaries [line items]
Economic interest	36.00%
Operating Partnership | Preferred Units, 6.25% Series 1
Disclosure of subsidiaries [line items]
Cumulative dividend rate	6.25%